Schedule of Warrants Liabilities And Stock Option Awards using a Black-Scholes Option-Pricing Model (Details) - $ / shares																																2 Months Ended		3 Months Ended				6 Months Ended				12 Months Ended
		Apr. 04, 2023		Mar. 31, 2023		Feb. 15, 2023		Feb. 09, 2023		Jan. 25, 2023		Dec. 31, 2022		Dec. 14, 2022		Oct. 21, 2022		Sep. 30, 2022		Aug. 16, 2022		Jun. 30, 2022		Jun. 06, 2022		Apr. 04, 2022		Feb. 15, 2022		Feb. 14, 2022		Mar. 31, 2022		Jun. 30, 2023	[1]	Jun. 30, 2022		Jun. 30, 2023	[1]	Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest Rate (annual)																																				2.90%				1.74%		1.74%		0.99%
Volatility (annual)																																				128.35%				130.71%		130.71%		102.34%
Time to Maturity (Years)																																				6 years 29 days				5 years 6 months 29 days		5 years 6 months 29 days		5 years 8 months 15 days
Inception Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	[2]							$ 0.703																						$ 0.780	[3]
Warrant Expiration Date	[4]							Feb. 08, 2026																						Feb. 13, 2025	[5]
Stock Price								$ 0.660	[6]																					$ 0.691	[7]
Interest Rate (annual)								4.15%	[8]																					1.80%	[9]
Volatility (annual)								118.94%	[10]																					122.99%	[11]
Time to Maturity (Years)								3 years																						3 years
Calculated fair value per share								$ 0.466																						$ 0.486
Issuance Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	[2]	$ 0.661				$ 0.624				$ 0.735				$ 0.590						$ 0.670	[3]			$ 0.711	[3]	$ 0.880	[3]	$ 0.780	[3]	$ 0.780	[3]
Warrant Expiration Date	[4]	Apr. 03, 2026				Feb. 14, 2026				Jan. 24, 2026				Dec. 13, 2025						Aug. 15, 2025	[5]			Jun. 05, 2025	[5]	Apr. 03, 2025	[5]	Feb. 14, 2025	[5]	Feb. 13, 2025	[5]
Stock Price		$ 0.673	[6]			$ 0.600	[6]			$ 0.751	[6]			$ 0.540	[6]					$ 0.640	[7]			$ 0.800	[7]	$ 0.819	[7]	$ 0.747	[7]	$ 0.691	[7]
Interest Rate (annual)		3.60%	[8]			4.35%	[8]			3.84%	[8]			3.94%	[8]					3.19%	[9]			2.94%	[9]	2.61%	[9]	1.80%	[9]	1.80%	[9]
Volatility (annual)		113.01%	[10]			118.93%	[10]			119.17%	[10]			120.01%	[10]					121.37%	[11]			122.62%	[11]	123.31%	[11]	123.28%	[11]	122.99%	[11]
Time to Maturity (Years)		3 years				3 years				3 years				3 years						3 years				3 years		3 years		3 years		3 years
Calculated fair value per share		$ 0.466				$ 0.426				$ 0.540				$ 0.381						$ 0.457				$ 0.592		$ 0.585		$ 0.535		$ 0.486
Period Ending [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price				$ 0.661	[2]							$ 0.550	[2],[3]	$ 0.590	[3]	$ 0.690	[2],[3]	$ 0.610	[2],[3]			$ 0.600	[2],[3]									$ 0.940	[2],[3]			$ 0.600	[2],[3]			$ 0.600	[2],[3]	$ 0.550	[2],[3]
Warrant Expiration Date				Mar. 30, 2026	[4]							Dec. 30, 2025	[4],[5]	Dec. 13, 2025	[5]	Oct. 20, 2025	[4],[5]	Sep. 29, 2025	[4],[5]			Jun. 29, 2025	[4],[5]									Mar. 30, 2025	[4],[5]
Stock Price				$ 0.663	[6]							$ 0.552	[7]	$ 0.540	[7]	$ 0.620	[7]	$ 0.562	[7]			$ 0.576	[7]									$ 0.854	[7]			0.576	[7]			0.576	[7]	0.552	[7]
Interest Rate (annual)				3.81%	[8]							4.22%	[9]	3.94%	[9]	4.52%	[9]	4.25%	[9]			2.99%	[9]									2.45%	[9]
Volatility (annual)				113.43%	[10]							119.31%	[11]	120.01%	[11]	120.51%	[11]	121.49%	[11]			122.21%	[11]									123.28%	[11]
Time to Maturity (Years)				3 years								3 years		3 years		3 years		3 years				3 years										3 years
Calculated fair value per share				$ 0.459								$ 0.396		$ 0.381		$ 0.439		$ 0.401				$ 0.413										$ 0.607				$ 0.413				$ 0.413		$ 0.396

[1]	There were no stock options granted under the Plan during the three and six months ended June 30, 2023.
[2]	Based on the market closing price of AgeX’s common stock on the NYSE American on the day prior to each debt Inception Date, on each presented period ending date, and one day prior to the delivery of the relevant drawdown notice in accordance with terms of the Secured Note (with such drawdown notice delivery date being shown as the Issuance Date in the table). For this purpose, the date on which the Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.
[3]	Based on the market closing price of AgeX’s common stock on the NYSE American on the one day prior to the debt inception date and each presented period ending date and also the market closing price of AgeX’s common stock on the NYSE American on the one trading day preceding the delivery of the relevant drawdown notice in accordance with terms per the Secured Note.
[4]	Warrants are exercisable over a three-year period from each Issuance Date.
[5]	Warrants are exercisable over a three-year period from each issuance date.
[6]	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.
[7]	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.
[8]	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.
[9]	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.
[10]	Based on the historical daily volatility of AgeX common stock as of each date presented.
[11]	Based on the historical daily volatility of AgeX common stock as of each date presented.